Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Asset Backed Securities Corp., Asset Backed Securities Corp. Home Equity Loan Trust Series, OOMC 2006-HE5
Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
N/A
Option One Mortgage Corp.
August 25, 2006
July 18, 2006
July 01, 2006
-
Payment Date Statement
-
Remittance Summary
-
Mortgage Loan Characteristics
-
Delinquency Report
-
Delinquency History Report - Six Months
-
CPR/CDR History Report - Six Months
-
Bankruptcy Loan Detail Report
-
Foreclosure Loan Detail Report
-
REO Loan Detail Report
-
Prepayment & Liquidation Loan Detail Report
-
Material Modifications, Extensions, Waivers Loan Detail Report
-
Material Breaches Loan Detail Report
Credit Suisse Securities (USA) LLC
08/22/2006 3:09 pm
Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
Distribution Date 25-Aug-06
Determination Date 15-Aug-06 Accrual Periods: Begin End
Record Date - Physical Certificates 18-Jul-06 Libor Certificates 7/18/2006 8/24/2006
Record Date - non Physical Certificates 24-Aug-06
Payment Detail:
Pass
Realized
Interest
Through
Original
Beginning
Principal
Interest
Total
Losses/
Shortfall
Ending
Class
Rate
Balance
Balance (1)
Paid
Paid
Paid
Writedown
Amount
Balance (1)
A1 5.49375% $296,485,000.00 $296,485,000.00 $4,020,427.87 $1,719,304.16 $5,739,732.03 N/A $0.00 $292,464,572.13
A2 5.42875% $186,973,000.00 $186,973,000.00 4,203,894.67 1,071,420.21 $5,275,314.88 $0.00 $0.00 $182,769,105.33
A3 5.46875% $65,347,000.00 $65,347,000.00 $0.00 $377,220.10 $377,220.10 N/A $0.00 $65,347,000.00
A4 5.50875% $92,202,000.00 $92,202,000.00 $0.00 $536,135.42 $536,135.42 N/A $0.00 $92,202,000.00
A5 5.60875% $15,429,000.00 $15,429,000.00 $0.00 $91,345.04 $91,345.04 N/A $0.00 $15,429,000.00
M-1 5.64875% $55,770,000.00 $55,770,000.00 $0.00 $332,532.50 $332,532.50 $0.00 $0.00 $55,770,000.00
M-2 5.66875% $48,913,000.00 $48,913,000.00 $0.00 $292,679.77 $292,679.77 $0.00 $0.00 $48,913,000.00
M-3 5.69875% $17,828,000.00 $17,828,000.00 $0.00 $107,241.61 $107,241.61 $0.00 $0.00 $17,828,000.00
M-4 5.74875% $22,856,000.00 $22,856,000.00 $0.00 $138,693.07 $138,693.07 $0.00 $0.00 $22,856,000.00
M-5 5.76875% $18,285,000.00 $18,285,000.00 $0.00 $111,341.68 $111,341.68 $0.00 $0.00 $18,285,000.00
M-6 5.83875% $13,257,000.00 $13,257,000.00 $0.00 $81,704.55 $81,704.55 $0.00 $0.00 $13,257,000.00
M-7 6.26875% $15,999,000.00 $15,999,000.00 $0.00 $105,865.61 $105,865.61 $0.00 $0.00 $15,999,000.00
M-8 6.36107% $8,685,000.00 $8,685,000.00 $0.00 $58,385.52 $58,385.52 $0.00 $0.00 $8,685,000.00
M-9 6.36107% $11,885,000.00 $11,885,000.00 $0.00 $90,561.22 $90,561.22 $0.00 $0.00 $11,885,000.00
M-10 6.36107% $15,085,000.00 $15,085,000.00 $0.00 $125,294.54 $125,294.54 $0.00 $0.00 $15,085,000.00
M-11 6.36107% $10,971,000.00 $10,971,000.00 $0.00 $91,124.06 $91,124.06 $0.00 $0.00 $10,971,000.00
X N/A $18,285,703.07 $18,285,703.07 $0.00 $807,887.00 $807,887.00 N/A $0.00 $18,285,703.07
P N/A $100.00 $100.00 $0.00 $110,423.61 $110,423.61 N/A $0.00 $100.00
R 5.36875% $0.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00 $0.00
Totals: $895,970,100.00 $895,970,100.00 $8,224,322.54 $6,249,159.67 $14,473,482.21 $0.00 $0.00 $887,745,777.46
(1) Class X is an IO Cert, and the Balances reflected for this Cert is a Notional Amount
Amounts Per 1,000:
Interest
Realized
Beginning
Principal
Interest
Carry-forward
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Writedown
Balance
Index
Value
A1 04544PAA7 1000.00000000 13.56030784 5.79895833 0.00000000 0.00000000 986.43969216 LIBOR 5.36875%
A2 04544PAB5 1000.00000000 22.48396651 5.73034722 0.00000000 0.00000000 977.51603349 SWAP LIBOR 5.36875%
A3 04544PAC3 1000.00000000 0.00000000 5.77256951 0.00000000 0.00000000 1000.00000000
A4 04544PAD1 1000.00000000 0.00000000 5.81479165 0.00000000 0.00000000 1000.00000000
A5 04544PAE9 1000.00000000 0.00000000 5.92034740 0.00000000 0.00000000 1000.00000000
M-1 04544PAF6 1000.00000000 0.00000000 5.96256948 0.00000000 0.00000000 1000.00000000
M-2 04544PAG4 1000.00000000 0.00000000 5.98368062 0.00000000 0.00000000 1000.00000000
M-3 04544PAH2 1000.00000000 0.00000000 6.01534721 0.00000000 0.00000000 1000.00000000
M-4 04544PAJ8 1000.00000000 0.00000000 6.06812522 0.00000000 0.00000000 1000.00000000
M-5 04544PAK5 1000.00000000 0.00000000 6.08923599 0.00000000 0.00000000 1000.00000000
M-6 04544PAL3 1000.00000000 0.00000000 6.16312514 0.00000000 0.00000000 1000.00000000
M-7 04544PAM1 1000.00000000 0.00000000 6.61701419 0.00000000 0.00000000 1000.00000000
M-8 04544PAN9 1000.00000000 0.00000000 6.72256995 0.00000000 0.00000000 1000.00000000
M-9 04544PAP4 1000.00000000 0.00000000 7.61979133 0.00000000 0.00000000 1000.00000000
M-10 04544PAQ2 1000.00000000 0.00000000 8.30590255 0.00000000 0.00000000 1000.00000000
M-11 04544PAR0 1000.00000000 0.00000000 8.30590283 0.00000000 0.00000000 1000.00000000
X 04544PAS8 1000.00000000 0.00000000 44.18134741 0.00000000 0.00000000 1000.00000000
P 04544PAT6 1000.00000000 0.00000000 1104236.1000 0.00000000 0.00000000 1000.00000000
R 04544PAU3 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000
Asset Backed Securities Corp.
Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC 2006-HE5
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
Distribution Date 25-Aug-06
Determination Date 15-Aug-06 Accrual Periods: Begin End
Record Date - Physical Certificates 18-Jul-06 Libor Certificates 7/18/2006 8/24/2006
Record Date - non Physical Certificates 24-Aug-06
Asset Backed Securities Corp.
Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC 2006-HE5
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Interest
Total
Realized
Allocation of
Net
Total
Cumulative
Margin or
Accrued @
Unpaid
Losses
Net PPIS &
WAC Rate
Interest
Interest
Class
Fix Rate
PT Rate (1)
Relief Act
Carryover
Paid
Shortfall
A1 5.49375% $1,719,304.16 $0.00 $0.00 $0.00 $0.00 $1,719,304.16 $0.00
A2 5.42875% $1,071,420.21 $0.00 $0.00 $0.00 $0.00 $1,071,420.21 $0.00
A3 5.46875% $377,220.10 $0.00 $0.00 $0.00 $0.00 $377,220.10 $0.00
A4 5.50875% $536,135.42 $0.00 $0.00 $0.00 $0.00 $536,135.42 $0.00
A5 5.60875% $91,345.04 $0.00 $0.00 $0.00 $0.00 $91,345.04 $0.00
M-1 5.64875% $332,532.50 $0.00 $0.00 $0.00 $0.00 $332,532.50 $0.00
M-2 5.66875% $292,679.77 $0.00 $0.00 $0.00 $0.00 $292,679.77 $0.00
M-3 5.69875% $107,241.61 $0.00 $0.00 $0.00 $0.00 $107,241.61 $0.00
M-4 5.74875% $138,693.07 $0.00 $0.00 $0.00 $0.00 $138,693.07 $0.00
M-5 5.76875% $111,341.68 $0.00 $0.00 $0.00 $0.00 $111,341.68 $0.00
M-6 5.83875% $81,704.55 $0.00 $0.00 $0.00 $0.00 $81,704.55 $0.00
M-7 6.26875% $105,865.61 $0.00 $0.00 $0.00 $0.00 $105,865.61 $0.00
M-8 6.36875% $58,315.10 $0.00 $0.00 $0.00 $70.42 $58,385.52 $0.00
M-9 7.21875% $79,801.37 $0.00 $0.00 $0.00 $10,759.85 $90,561.22 $0.00
M-10 7.86875% $101,287.65 $0.00 $0.00 $0.00 $24,006.89 $125,294.54 $0.00
M-11 7.86875% $73,664.35 $0.00 $0.00 $0.00 $17,459.71 $91,124.06 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon

Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
Distribution Date 25-Aug-06
Determination Date 15-Aug-06 Accrual Periods: Begin End
Record Date - Physical Certificates 18-Jul-06 Libor Certificates 7/18/2006 8/24/2006
Record Date - non Physical Certificates 24-Aug-06
Asset Backed Securities Corp.
Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC 2006-HE5
STATEMENT TO CERTIFICATEHOLDERS
Totals
Subgroup 1
Subgroup 2
Ending Collateral Balance 906,031,480.53 408,911,684.73 497,119,795.80
Current Advances 0.00 0.00 0.00
Outstanding Advances 0.00 0.00 0.00
Extraordinary Trust Fund Exp 0.00 0.00 0.00
Net WAC Reserve Fund
Beginning Balance
1,000.00
Deposit 52,296.87
Withdrawal to Pay Carryover Amts 52,296.87
Withdrawal in Excess of Required Bal 0.00
Withdrawal: to X when Libor certs = $0 0.00
Ending Balance 1,000.00
Miscellaneous:
Cumulative Recoveries
0.00
Sub Max Int Rate 10.8384%
Bankruptcy Losses 0.00
Reconciliation:
Available funds (A):
Servicer remittance
14,542,940.20
Net Payments to Trust from Swap Counterparty 0.00
Net Funds from Net WAC Reserve Fund 52,296.87
Net Funds from Supplemental Interest 0.00
14,595,237.07
Distributions (B):
Trustee fee
0.00
LPA Fee 13,332.90
Net Payments to Counterparty from Swap Trust 56,125.09
Total interest distributed 6,249,159.67
Total principal distributed 8,224,322.54
Net Deposits to Net WAC Reserve Fund 52,296.87
14,595,237.07
(A) - (B): (0.00)
Supplemental Interest Trust:
 Swap Notional Balance
8,959,706.87
Deposit: Investment Income 0.00
Deposit: Net Counterparty Payment 0.00
Deposit: Counterparty Termination Payment 0.00
Deposit / Withdrawal : Net Trust Payment to Counterparty 56,125.09
Deposit / Withdrawal : Trust Termination Payment to Counterparty 0.00
Withdrawal : to pay interest on certificates 0.00
Withdrawal : to Principal Remittance, Net Realized Losses 0.00
Withdrawal : to pay Deferred Amounts 0.00
Withdrawal : to pay Net WAC Rate Carryover Amounts 0.00
Withdrawal : to X, remaining amounts 0.00
Swap Payment made by the swap provider to the trust 5,077,478.33
Swap Payment made by the trust to the swap provider 5,133,603.42
ACCOUNT ACTIVITY

Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
Distribution Date 25-Aug-06
Determination Date 15-Aug-06 Accrual Periods: Begin End
Record Date - Physical Certificates 18-Jul-06 Libor Certificates 7/18/2006 8/24/2006
Record Date - non Physical Certificates 24-Aug-06
Asset Backed Securities Corp.
Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC 2006-HE5
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 0.00 Credit Enhancement Percentage 28.200%
B) Ending Collateral Balance 906,031,480.53 Credit Enhancement Percentage for purposes of Stepdown 27.548%
C) Current Delinquency Rate (A/B) 0.000%
D) Rolling One Month Delinquency Rate 0.000% The earlier of:
E) Credit Enhancement % 28.2000% 1) First payment date when Seniors are reduced to zero. NO
F) Applicable % multiplied by Credit Enhancement % 7.995% 2) later of (x) August 2009 NO
G) Cumulative Realized Losses 0.00 (y) Date when Credit Enhancement % >= 56.40% NO
H) Original Collateral Balance 914,255,803.00
NO
I) Cumulative Loss % ( G /H) 0.000%
J) Applicable Cumulative Loss Limit % 100.000%
Overcollateralization:
Ending Overcollateralization Amount
18,285,703.07
A Trigger Event will occur if either (1) or (2) is True: Target Overcollateralization Amount 18,285,703.07
1) Rolling One Month Delinquency Rate equals or exceeds applicable limit (D > = F). NO Ending Overcollateralization deficiency amount 0.00
2) Cumulative Loss % exceeds applicable limit (I > J). NO Overcollateralization release amount 0.00
NO
Excess Overcollateralization Amount (0.00)
Overcollateralization increase amount 0.00
Excess interest distributions:
Excess available interest (A):
916,308.96
1) as additional principal to certificates 0.00
2) Unpaid Interest Shortfall Amount 0.00
3) Allocated Realized Loss Amount 0.00
4) Unpaid Net PPIS & RAIS 0.00
5) To Net WAC Res. Fund any Net WAC Rate Carryover Amount 52,296.87
6) To Supp Interest Trust - Swap Term Payments 56,125.09
7) Remaining Amounts to X 807,887.00
(B): 916,308.96
(A)-(B): (0.00)
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Asset Backed Securities Corp., Asset Backed Securities Corp. Home Equity Loan Trust Series, OOMC 2006-HE5
Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
TOTAL
Group 1
Group 2
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST A+B+C+D):
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
914,255,803.07
8,224,322.57
0.00
906,031,480.53
363,150.29
7,826,164.25
35,008.03
0.00
0.00
8,224,322.57
6,436,758.24
228,564.22
0.00
0.00
0.00
0.00
0.00
6,208,194.02
110,423.61
0.00
14,542,940.20
0.00
228,564.22
0.00
0.00
0.00
0.00
0.00
412,932,112.60
4,020,427.87
0.00
408,911,684.73
171,404.17
3,838,691.36
10,332.34
0.00
0.00
4,020,427.87
2,889,262.78
103,233.00
0.00
0.00
0.00
0.00
0.00
2,786,029.78
40,623.75
0.00
6,847,081.40
0.00
103,233.00
0.00
0.00
0.00
0.00
0.00
501,323,690.47
4,203,894.70
0.00
497,119,795.80
191,746.12
3,987,472.89
24,675.69
0.00
0.00
4,203,894.70
3,547,495.46
125,331.22
0.00
0.00
0.00
0.00
0.00
3,422,164.24
69,799.86
0.00
7,695,858.80
0.00
125,331.22
0.00
0.00
0.00
0.00
0.00
GROUP:
REMITTANCE SUMMARY
08/22/2006 3:09 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Asset Backed Securities Corp., Asset Backed Securities Corp. Home Equity Loan Trust Series, OOMC 2006-HE5
Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
TOTAL
Group 1
Group 2
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/PPP - Balance
Loans w/PPP - Count
Repurchase Loans - Count
Net Recoveries
4,765
4,731
0.9910038083
8.44852%
8.14852%
13.82192%
0.00
0.00
0.00
0.00
3,559,912.64
14
0
0.00
2,058
2,043
0.9902630000
8.39633%
8.09633%
14.08376%
0.00
0.00
0.00
0.00
1,272,700.12
6
0
0.00
2,707
2,688
0.9916140000
8.49151%
8.19151%
13.60625%
0.00
0.00
0.00
0.00
2,287,212.52
8
0
0.00
GROUP:
08/22/2006 3:09 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Asset Backed Securities Corp., Asset Backed Securities Corp. Home Equity Loan Trust Series, OOMC 2006-HE5
Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
TOTAL
Group 1
Group 2
Count
Balance
%
Count
Balance
%
Count
Balance
%
0K to 99.99K
1,552 85,316,668.96 9.42% 349 27,335,726.84 6.68% 1,203 57,980,942.12 11.66%
100K to 199.99K
1,475 216,713,180.42 23.92% 848 126,027,673.76 30.82% 627 90,685,506.66 18.24%
200K to 299.99K
794 196,812,622.54 21.72% 454 112,690,962.27 27.56% 340 84,121,660.27 16.92%
300K to 399.99K
471 163,189,338.19 18.01% 321 111,726,435.59 27.32% 150 51,462,902.60 10.35%
400K to 499.99K
220 97,598,180.24 10.77% 65 27,669,681.06 6.77% 155 69,928,499.18 14.07%
500K to 599.99K
108 58,969,884.78 6.51% 4 2,089,267.93 0.51% 104 56,880,616.85 11.44%
600K to 699.99K
48 30,941,553.38 3.42% 1 623,411.57 0.15% 47 30,318,141.81 6.10%
700K to 799.99K
27 20,146,810.43 2.22% 1 748,525.71 0.18% 26 19,398,284.72 3.90%
800K to 899.99K
15 12,833,595.75 1.42% 0 0.00 0.00% 15 12,833,595.75 2.58%
900K to 999.99K
9 8,460,169.62 0.93% 0 0.00 0.00% 9 8,460,169.62 1.70%
1000K to 1099.99K
2 2,168,178.03 0.24% 0 0.00 0.00% 2 2,168,178.03 0.44%
1100K to 1199.99K
2 2,322,694.74 0.26% 0 0.00 0.00% 2 2,322,694.74 0.47%
1200K to 1299.99K
4 4,967,643.77 0.55% 0 0.00 0.00% 4 4,967,643.77 1.00%
1300K to 1399.99K
3 4,111,296.99 0.45% 0 0.00 0.00% 3 4,111,296.99 0.83%
1400K to 1499.99K
1 1,479,662.69 0.16% 0 0.00 0.00% 1 1,479,662.69 0.30%
Total
4,731
906,031,480.53
100.00%
2,043
408,911,684.73
100.00%
2,688
497,119,795.80
100.00%
MORTGAGE LOAN CHARACTERISTICS
Remaining Principal Balance
Balance
0.00M
20.00M
40.00M
60.00M
80.00M
100.00M
120.00M
140.00M
Group 1
Group 2
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K
Balance
08/22/2006 3:09 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Asset Backed Securities Corp., Asset Backed Securities Corp. Home Equity Loan Trust Series, OOMC 2006-HE5
Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
5.50% - 5.99%
38 13,329,918.35 1.47% 20 6,046,789.17 1.48% 18 7,283,129.18 1.47%
6.00% - 6.49%
95 37,150,676.72 4.10% 47 12,281,904.37 3.00% 48 24,868,772.35 5.00%
6.50% - 6.99%
284 89,463,622.99 9.87% 149 38,864,163.49 9.50% 135 50,599,459.50 10.18%
7.00% - 7.49%
312 94,437,778.57 10.42% 159 41,088,359.07 10.05% 153 53,349,419.50 10.73%
7.50% - 7.99%
580 166,105,073.19 18.33% 295 73,204,229.26 17.90% 285 92,900,843.93 18.69%
8.00% - 8.49%
499 122,464,458.66 13.52% 266 56,768,056.29 13.88% 233 65,696,402.37 13.22%
8.50% - 8.99%
604 126,733,265.83 13.99% 319 61,980,514.58 15.16% 285 64,752,751.25 13.03%
9.00% - 9.49%
346 64,683,091.50 7.14% 194 34,869,637.16 8.53% 152 29,813,454.34 6.00%
9.50% - 9.99%
432 69,489,767.65 7.67% 244 39,961,491.97 9.77% 188 29,528,275.68 5.94%
10.00% - 10.49%
218 30,734,656.27 3.39% 110 16,476,606.28 4.03% 108 14,258,049.99 2.87%
10.50% - 10.99%
235 28,086,735.90 3.10% 121 14,552,799.94 3.56% 114 13,533,935.96 2.72%
11.00% - 11.49%
195 16,625,672.77 1.83% 62 7,174,647.89 1.75% 133 9,451,024.88 1.90%
11.50% - 11.99%
256 17,369,870.23 1.92% 45 4,462,799.30 1.09% 211 12,907,070.93 2.60%
12.00% - 12.49%
252 13,424,759.66 1.48% 12 1,179,685.96 0.29% 240 12,245,073.70 2.46%
12.50% - 12.99%
220 9,934,822.12 1.10% 0 0.00 0.00% 220 9,934,822.12 2.00%
13.00% - 13.49%
100 3,525,337.87 0.39% 0 0.00 0.00% 100 3,525,337.87 0.71%
13.50% - 13.99%
59 2,258,732.24 0.25% 0 0.00 0.00% 59 2,258,732.24 0.45%
14.00% - 14.49%
6 213,240.01 0.02% 0 0.00 0.00% 6 213,240.01 0.04%
Total
4,731
906,031,480.53
100.00%
2,043
408,911,684.73
100.00%
2,688
497,119,795.80
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 8.39%
Group 2 Weighted Average Rate: 8.49%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
3.00% - 3.99%
1 148,423.45 0.02% 1 148,423.45 0.04% 0 0.00 0.00%
4.00% - 4.99%
14 4,438,547.88 0.52% 6 1,772,815.03 0.43% 8 2,665,732.85 0.59%
5.00% - 5.99%
174 49,632,602.31 5.78% 106 25,886,034.80 6.33% 68 23,746,567.51 5.29%
6.00% - 6.99%
3,400 782,549,830.51 91.18% 1,875 370,228,084.70 90.54% 1,525 412,321,745.81 91.77%
7.00% - 7.99%
103 20,893,179.76 2.43% 55 10,876,326.75 2.66% 48 10,016,853.01 2.23%
8.00% - 8.99%
4 547,925.50 0.06% 0 0.00 0.00% 4 547,925.50 0.12%
Total
3,696
858,210,509.41
100.00%
2,043
408,911,684.73
100.00%
1,653
449,298,824.68
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 6.19%
Group 2 Weighted Average Margin: 6.16%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
5.00% - 5.99%
40 13,926,647.90 1.62% 21 6,428,195.40 1.57% 19 7,498,452.50 1.67%
6.00% - 6.99%
379 126,486,848.23 14.74% 196 51,146,067.86 12.51% 183 75,340,780.37 16.77%
7.00% - 7.99%
892 260,275,760.43 30.33% 453 113,911,182.10 27.86% 439 146,364,578.33 32.58%
8.00% - 8.99%
1,071 248,018,078.08 28.90% 585 118,748,570.87 29.04% 486 129,269,507.21 28.77%
9.00% - 9.99%
736 132,722,395.97 15.47% 438 74,831,129.13 18.30% 298 57,891,266.84 12.88%
10.00% - 10.99%
380 54,688,048.06 6.37% 231 31,029,406.22 7.59% 149 23,658,641.84 5.27%
11.00% - 11.99%
169 19,228,584.10 2.24% 107 11,637,447.19 2.85% 62 7,591,136.91 1.69%
12.00% - 12.99%
28 2,818,966.73 0.33% 12 1,179,685.96 0.29% 16 1,639,280.77 0.36%
13.00% - 13.99%
1 45,179.91 0.01% 0 0.00 0.00% 1 45,179.91 0.01%
Total
3,696
858,210,509.41
100.00%
2,043
408,911,684.73
100.00%
1,653
449,298,824.68
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 8.39%
Group 2 Weighted Average Lifetime Rate Floor: 8.12%
08/22/2006 3:09 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Asset Backed Securities Corp., Asset Backed Securities Corp. Home Equity Loan Trust Series, OOMC 2006-HE5
Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
9.00% - 9.99%
4 642,874.50 0.07% 4 642,874.50 0.16% 0 0.00 0.00%
10.00% - 10.99%
5 789,805.67 0.09% 3 539,883.67 0.13% 2 249,922.00 0.06%
11.00% - 11.99%
47 14,845,164.71 1.73% 24 6,772,383.00 1.66% 23 8,072,781.71 1.80%
12.00% - 12.99%
377 125,784,072.06 14.66% 192 50,286,802.36 12.30% 185 75,497,269.70 16.80%
13.00% - 13.99%
888 259,604,799.53 30.25% 451 113,267,611.27 27.70% 437 146,337,188.26 32.57%
14.00% - 14.99%
1,062 246,673,247.78 28.74% 582 118,762,883.31 29.04% 480 127,910,364.47 28.47%
15.00% - 15.99%
737 133,278,283.20 15.53% 439 74,987,662.46 18.34% 298 58,290,620.74 12.97%
16.00% - 16.99%
378 54,493,092.85 6.35% 229 30,834,451.01 7.54% 149 23,658,641.84 5.27%
17.00% - 17.99%
169 19,228,584.10 2.24% 107 11,637,447.19 2.85% 62 7,591,136.91 1.69%
18.00% - 18.99%
28 2,825,405.10 0.33% 12 1,179,685.96 0.29% 16 1,645,719.14 0.37%
19.00% - 19.99%
1 45,179.91 0.01% 0 0.00 0.00% 1 45,179.91 0.01%
Total
3,696
858,210,509.41
100.00%
2,043
408,911,684.73
100.00%
1,653
449,298,824.68
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 14.38%
Group 2 Weighted Average Lifetime Rate Ceiling: 14.12%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
3,696 858,210,509.41 100.00% 2,043 408,911,684.73 100.00% 1,653 449,298,824.68 100.00%
Total
3,696
858,210,509.41
100.00%
2,043
408,911,684.73
100.00%
1,653
449,298,824.68
100.00%
Frequency of Interest Rate Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
3,696 858,210,509.41 100.00% 2,043 408,911,684.73 100.00% 1,653 449,298,824.68 100.00%
Total
3,696
858,210,509.41
100.00%
2,043
408,911,684.73
100.00%
1,653
449,298,824.68
100.00%
Frequency of Payment Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6 Month LIBOR
3,696 858,210,509.41 100.00% 2,043 408,911,684.73 100.00% 1,653 449,298,824.68 100.00%
Total
3,696
858,210,509.41
100.00%
2,043
408,911,684.73
100.00%
1,653
449,298,824.68
100.00%
Indices
Index
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
Condominium
257 43,581,200.21 4.81% 103 17,890,179.85 4.38% 154 25,691,020.36 5.17%
Multifamily
263 73,339,181.41 8.09% 135 40,761,490.46 9.97% 128 32,577,690.95 6.55%
Planned Unit Development
414 100,153,352.68 11.05% 154 35,718,645.08 8.74% 260 64,434,707.60 12.96%
Single Family
3,797 688,957,746.23 76.04% 1,651 314,541,369.34 76.92% 2,146 374,416,376.89 75.32%
Total
4,731
906,031,480.53
100.00%
2,043
408,911,684.73
100.00%
2,688
497,119,795.80
100.00%
Property Type
Type
08/22/2006 3:09 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Asset Backed Securities Corp., Asset Backed Securities Corp. Home Equity Loan Trust Series, OOMC 2006-HE5
Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2005
10 2,514,292.13 0.28% 5 1,368,911.85 0.33% 5 1,145,380.28 0.23%
2006
4,721 903,517,188.40 99.72% 2,038 407,542,772.88 99.67% 2,683 495,974,415.52 99.77%
Total
4,731
906,031,480.53
100.00%
2,043
408,911,684.73
100.00%
2,688
497,119,795.80
100.00%
Year of First Payment Date
Year
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
10.00% - 14.99%
3 254,080.16 0.03% 0 0.00 0.00% 3 254,080.16 0.05%
100.0% - 105.0%
106 22,699,468.69 2.51% 52 9,052,001.26 2.21% 54 13,647,467.43 2.75%
15.00% - 19.99%
67 3,503,092.06 0.39% 2 174,866.21 0.04% 65 3,328,225.85 0.67%
20.00% - 24.99%
979 45,247,073.42 4.99% 4 510,604.34 0.12% 975 44,736,469.08 9.00%
25.00% - 29.99%
11 2,016,264.67 0.22% 6 1,123,115.39 0.27% 5 893,149.28 0.18%
30.00% - 34.99%
15 2,828,612.04 0.31% 9 1,435,447.22 0.35% 6 1,393,164.82 0.28%
35.00% - 39.99%
11 1,485,135.62 0.16% 9 1,320,437.19 0.32% 2 164,698.43 0.03%
40.00% - 44.99%
26 4,609,308.72 0.51% 16 2,929,503.26 0.72% 10 1,679,805.46 0.34%
45.00% - 49.99%
33 5,653,965.93 0.62% 26 4,600,261.03 1.13% 7 1,053,704.90 0.21%
50.00% - 54.99%
63 14,555,909.14 1.61% 39 7,504,745.27 1.84% 24 7,051,163.87 1.42%
55.00% - 59.99%
86 20,977,966.53 2.32% 51 10,941,995.27 2.68% 35 10,035,971.26 2.02%
60.00% - 64.99%
137 31,501,137.80 3.48% 83 17,725,107.51 4.33% 54 13,776,030.29 2.77%
65.00% - 69.99%
184 48,440,117.96 5.35% 106 23,285,704.58 5.69% 78 25,154,413.38 5.06%
70.00% - 74.99%
210 56,952,392.40 6.29% 114 26,299,939.86 6.43% 96 30,652,452.54 6.17%
75.00% - 79.99%
304 78,822,294.20 8.70% 164 37,938,708.90 9.28% 140 40,883,585.30 8.22%
80.00% - 84.99%
1,384 291,408,187.41 32.16% 695 126,085,050.71 30.83% 689 165,323,136.70 33.26%
85.00% - 89.99%
292 77,531,910.75 8.56% 190 42,454,698.51 10.38% 102 35,077,212.24 7.06%
90.00% - 94.99%
497 128,190,393.19 14.15% 300 63,451,058.47 15.52% 197 64,739,334.72 13.02%
95.00% - 99.99%
323 69,354,169.84 7.65% 177 32,078,439.75 7.84% 146 37,275,730.09 7.50%
Total
4,731
906,031,480.53
100.00%
2,043
408,911,684.73
100.00%
2,688
497,119,795.80
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 79
Group 2 Weighted Average LTV: 74
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
97 - 120
1 37,627.23 0.00% 0 0.00 0.00% 1 37,627.23 0.01%
169 - 192
5 405,167.56 0.04% 2 218,278.36 0.05% 3 186,889.20 0.04%
217 - 240
5 245,207.70 0.03% 0 0.00 0.00% 5 245,207.70 0.05%
289 - 312
280 92,805,696.89 10.24% 126 31,413,407.11 7.68% 154 61,392,289.78 12.35%
337 - 360
3,104 434,098,905.53 47.91% 1,171 201,383,211.36 49.25% 1,933 232,715,694.17 46.81%
457 - 480
1,336 378,438,875.62 41.77% 744 175,896,787.90 43.02% 592 202,542,087.72 40.74%
Total
4,731
906,031,480.53
100.00%
2,043
408,911,684.73
100.00%
2,688
497,119,795.80
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 404
Group 2 Weighted Average Remaining Amortization Months: 398
08/22/2006 3:09 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Asset Backed Securities Corp., Asset Backed Securities Corp. Home Equity Loan Trust Series, OOMC 2006-HE5
Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
97 - 120
1 37,627.23 0.00% 0 0.00 0.00% 1 37,627.23 0.01%
169 - 192
5 405,167.56 0.04% 2 218,278.36 0.05% 3 186,889.20 0.04%
217 - 240
5 245,207.70 0.03% 0 0.00 0.00% 5 245,207.70 0.05%
337 - 360
4,720 905,343,478.04 99.92% 2,041 408,693,406.37 99.95% 2,679 496,650,071.67 99.91%
Total
4,731
906,031,480.53
100.00%
2,043
408,911,684.73
100.00%
2,688
497,119,795.80
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 357
Group 2 Weighted Average Remaining Months: 357
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
97 - 120
1 37,627.23 0.00% 0 0.00 0.00% 1 37,627.23 0.01%
169 - 192
5 405,167.56 0.04% 2 218,278.36 0.05% 3 186,889.20 0.04%
217 - 240
5 245,207.70 0.03% 0 0.00 0.00% 5 245,207.70 0.05%
289 - 312
280 92,805,696.89 10.24% 126 31,413,407.11 7.68% 154 61,392,289.78 12.35%
337 - 360
3,104 434,098,905.53 47.91% 1,171 201,383,211.36 49.25% 1,933 232,715,694.17 46.81%
457 - 480
1,336 378,438,875.62 41.77% 744 175,896,787.90 43.02% 592 202,542,087.72 40.74%
Total
4,731
906,031,480.53
100.00%
2,043
408,911,684.73
100.00%
2,688
497,119,795.80
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 407
Group 2 Weighted Average Original Amortization Months: 401
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
97 - 120
1 37,627.23 0.00% 0 0.00 0.00% 1 37,627.23 0.01%
169 - 192
5 405,167.56 0.04% 2 218,278.36 0.05% 3 186,889.20 0.04%
217 - 240
5 245,207.70 0.03% 0 0.00 0.00% 5 245,207.70 0.05%
337 - 360
4,720 905,343,478.04 99.92% 2,041 408,693,406.37 99.95% 2,679 496,650,071.67 99.91%
Total
4,731
906,031,480.53
100.00%
2,043
408,911,684.73
100.00%
2,688
497,119,795.80
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 360
Group 2 Weighted Average Original Remaining Months: 360
08/22/2006 3:09 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Asset Backed Securities Corp., Asset Backed Securities Corp. Home Equity Loan Trust Series, OOMC 2006-HE5
Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
ALABAMA
35 3,386,702.08 0.37% 13 1,499,230.45 0.37% 22 1,887,471.63 0.38%
ALASKA
2 292,481.12 0.03% 2 292,481.12 0.07% 0 0.00 0.00%
ARIZONA
105 20,913,828.66 2.31% 46 10,042,584.40 2.46% 59 10,871,244.26 2.19%
ARKANSAS
11 1,319,618.90 0.15% 8 1,076,404.80 0.26% 3 243,214.10 0.05%
CALIFORNIA
630 211,157,848.89 23.31% 245 71,646,846.54 17.52% 385 139,511,002.35 28.06%
COLORADO
113 17,486,409.61 1.93% 41 8,077,180.37 1.98% 72 9,409,229.24 1.89%
CONNECTICUT
69 11,202,458.10 1.24% 36 6,071,294.31 1.48% 33 5,131,163.79 1.03%
DELAWARE
6 928,763.00 0.10% 3 633,210.07 0.15% 3 295,552.93 0.06%
DISTRICT OF COLUMBIA
8 2,044,922.13 0.23% 6 1,312,442.58 0.32% 2 732,479.55 0.15%
FLORIDA
589 105,490,617.40 11.64% 257 49,802,992.69 12.18% 332 55,687,624.71 11.20%
GEORGIA
125 15,973,606.55 1.76% 56 8,535,350.09 2.09% 69 7,438,256.46 1.50%
HAWAII
41 14,072,726.83 1.55% 12 3,949,929.33 0.97% 29 10,122,797.50 2.04%
IDAHO
28 3,432,258.62 0.38% 16 2,311,564.83 0.57% 12 1,120,693.79 0.23%
ILLINOIS
145 24,534,009.66 2.71% 63 10,791,462.17 2.64% 82 13,742,547.49 2.76%
INDIANA
53 5,257,734.37 0.58% 26 2,619,351.87 0.64% 27 2,638,382.50 0.53%
IOWA
15 1,493,558.87 0.16% 8 765,297.16 0.19% 7 728,261.71 0.15%
KANSAS
25 2,565,790.12 0.28% 14 1,651,403.72 0.40% 11 914,386.40 0.18%
KENTUCKY
35 3,338,848.71 0.37% 14 1,607,644.62 0.39% 21 1,731,204.09 0.35%
LOUISIANA
30 2,826,656.72 0.31% 8 913,427.10 0.22% 22 1,913,229.62 0.38%
MAINE
50 6,875,483.57 0.76% 25 3,808,781.39 0.93% 25 3,066,702.18 0.62%
MARYLAND
107 26,146,989.74 2.89% 58 12,274,046.75 3.00% 49 13,872,942.99 2.79%
MASSACHUSETTS
279 68,135,792.86 7.52% 142 37,525,388.08 9.18% 137 30,610,404.78 6.16%
MICHIGAN
187 19,760,853.14 2.18% 90 12,329,821.75 3.02% 97 7,431,031.39 1.49%
MINNESOTA
46 6,363,543.20 0.70% 18 3,204,643.94 0.78% 28 3,158,899.26 0.64%
MISSISSIPPI
8 644,212.54 0.07% 3 224,654.64 0.05% 5 419,557.90 0.08%
MISSOURI
64 7,844,081.92 0.87% 31 4,027,318.98 0.98% 33 3,816,762.94 0.77%
MONTANA
5 467,427.51 0.05% 2 357,893.91 0.09% 3 109,533.60 0.02%
NEVADA
65 15,422,753.32 1.70% 26 6,252,293.35 1.53% 39 9,170,459.97 1.84%
NEW HAMPSHIRE
43 7,281,243.36 0.80% 26 4,808,404.61 1.18% 17 2,472,838.75 0.50%
NEW JERSEY
161 41,888,157.42 4.62% 99 23,496,395.10 5.75% 62 18,391,762.32 3.70%
NEW YORK
245 76,429,983.89 8.44% 125 36,817,841.13 9.00% 120 39,612,142.76 7.97%
NORTH CAROLINA
99 10,394,930.81 1.15% 45 5,242,707.29 1.28% 54 5,152,223.52 1.04%
NORTH DAKOTA
1 148,321.41 0.02% 1 148,321.41 0.04% 0 0.00 0.00%
OHIO
137 13,254,458.66 1.46% 57 6,840,176.32 1.67% 80 6,414,282.34 1.29%
OKLAHOMA
25 2,249,307.39 0.25% 9 956,082.87 0.23% 16 1,293,224.52 0.26%
OREGON
36 7,451,122.00 0.82% 19 3,972,393.39 0.97% 17 3,478,728.61 0.70%
PENNSYLVANIA
116 16,235,343.76 1.79% 56 8,101,744.51 1.98% 60 8,133,599.25 1.64%
RHODE ISLAND
47 8,928,037.45 0.99% 19 4,234,823.62 1.04% 28 4,693,213.83 0.94%
SOUTH CAROLINA
47 7,374,449.56 0.81% 20 2,683,064.45 0.66% 27 4,691,385.11 0.94%
SOUTH DAKOTA
5 401,665.35 0.04% 2 143,176.46 0.04% 3 258,488.89 0.05%
TENNESSEE
70 6,420,177.92 0.71% 18 2,184,600.06 0.53% 52 4,235,577.86 0.85%
TEXAS
424 41,328,404.49 4.56% 112 13,840,354.33 3.38% 312 27,488,050.16 5.53%
UTAH
51 5,967,045.09 0.66% 14 1,835,012.75 0.45% 37 4,132,032.34 0.83%
VERMONT
13 1,546,374.73 0.17% 6 946,387.83 0.23% 7 599,986.90 0.12%
VIRGINIA
165 31,922,289.02 3.52% 62 12,821,885.49 3.14% 103 19,100,403.53 3.84%
WASHINGTON
95 18,775,974.97 2.07% 46 10,614,596.47 2.60% 49 8,161,378.50 1.64%
WISCONSIN
65 7,716,299.29 0.85% 35 5,131,759.28 1.25% 30 2,584,540.01 0.52%
WYOMING
10 937,915.82 0.10% 3 487,016.35 0.12% 7 450,899.47 0.09%
Total
4,731
906,031,480.53
100.00%
2,043
408,911,684.73
100.00%
2,688
497,119,795.80
100.00%
Geographic Distribution by State
State
08/22/2006 3:09 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Asset Backed Securities Corp., Asset Backed Securities Corp. Home Equity Loan Trust Series, OOMC 2006-HE5
Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
0
2
4
6
8
10
12
14
16
18
CALIFORNIA
FLORIDA
MASSACHUSETTS
NEW YORK
NEW JERSEY
TEXAS
VIRGINIA
MICHIGAN
MARYLAND
ILLINOIS
WASHINGTON
ARIZONA
GEORGIA
PENNSYLVANIA
COLORADO
OHIO
NEVADA
CONNECTICUT
NORTH CAROLINA
WISCONSIN
NEW HAMPSHIRE
RHODE ISLAND
MISSOURI
OREGON
HAWAII
MAINE
MINNESOTA
SOUTH CAROLINA
INDIANA
IDAHO
TENNESSEE
UTAH
KANSAS
KENTUCKY
ALABAMA
DISTRICT OF
COLUMBIA
ARKANSAS
OKLAHOMA
VERMONT
LOUISIANA
IOWA
DELAWARE
WYOMING
MONTANA
ALASKA
MISSISSIPPI
NORTH DAKOTA
SOUTH DAKOTA
%
Collateral Balance Distribution by State
GROUP 1
0
4
8
12
16
20
24
28
32
CALIFORNIA
FLORIDA
NEW YORK
MASSACHUSETTS
TEXAS
VIRGINIA
NEW JERSEY
MARYLAND
ILLINOIS
ARIZONA
HAWAII
COLORADO
NEVADA
WASHINGTON
PENNSYLVANIA
GEORGIA
MICHIGAN
OHIO
NORTH CAROLINA
CONNECTICUT
RHODE ISLAND
SOUTH CAROLINA
TENNESSEE
UTAH
MISSOURI
OREGON
MINNESOTA
MAINE
INDIANA
WISCONSIN
NEW HAMPSHIRE
LOUISIANA
ALABAMA
KENTUCKY
OKLAHOMA
IDAHO
KANSAS
DISTRICT OF
COLUMBIA
IOWA
VERMONT
WYOMING
MISSISSIPPI
DELAWARE
SOUTH DAKOTA
ARKANSAS
MONTANA
%
Collateral Balance Distribution by State
GROUP 2
08/22/2006 3:09 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Asset Backed Securities Corp., Asset Backed Securities Corp. Home Equity Loan Trust Series, OOMC 2006-HE5
Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
DELINQUENCY REPORT
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
4,675
896,227,383.53
98.92%
896,046,984.96
56
9,804,097.00
1.08%
9,807,726.17
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
4,731
906,031,480.53
905,854,711.13
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
4,675
896,227,383.53
98.92%
896,046,984.96
56
9,804,097.00
1.08%
9,807,726.17
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
4,731
906,031,480.53
100.00%
905,854,711.13
All Groups
Current
30 - 59
days
Current 98.9%
30 - 59 days 1.1%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,017
404,655,968.31
98.96%
404,527,309.79
26
4,255,716.42
1.04%
4,257,286.47
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,043
408,911,684.73
408,784,596.26
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,017
404,655,968.31
98.96%
404,527,309.79
26
4,255,716.42
1.04%
4,257,286.47
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,043
408,911,684.73
100.00%
408,784,596.26
Group 1
Current
30 - 59 days
Current 99.0%
30 - 59 days 1.0%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
08/22/2006 3:09 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Asset Backed Securities Corp., Asset Backed Securities Corp. Home Equity Loan Trust Series, OOMC 2006-HE5
Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,658
491,571,415.22
98.88%
491,519,675.17
30
5,548,380.58
1.12%
5,550,439.70
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,688
497,119,795.80
497,070,114.87
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,658
491,571,415.22
98.88%
491,519,675.17
30
5,548,380.58
1.12%
5,550,439.70
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,688
497,119,795.80
100.00%
497,070,114.87
Group 2
Current
30 - 59 days
Current 98.9%
30 - 59 days 1.1%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
08/22/2006 3:09 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Asset Backed Securities Corp., Asset Backed Securities Corp. Home Equity Loan Trust Series, OOMC 2006-HE5
Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
Delinquency Report
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
56 9,804,097.00 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
56
9,804,097.00
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
56
9,804,097.00
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
56
9,804,097.00
100.00%
All Groups
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
26 4,255,716.42 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
26
4,255,716.42
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
26
4,255,716.42
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
26
4,255,716.42
100.00%
Group 1
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
30 5,548,380.58 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
30
5,548,380.58
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
30
5,548,380.58
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
30
5,548,380.58
100.00%
Group 2
43.41
0.00
0.00
0.00
56.59
0.00
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
10
20
30
40
50
60
Group 1
Group 2
0
10
20
30
40
50
60
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
43.41
0.00
0.00
0.00
56.59
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
10
20
30
40
50
60
Group 1
Group 2
0
10
20
30
40
50
60
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)
08/22/2006 3:09 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Asset Backed Securities Corp., Asset Backed Securities Corp. Home Equity Loan Trust Series, OOMC 2006-HE5
Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
DELINQUENCY HISTORY REPORT - SIX MONTHS
August 2006
Count
Balance ($)
30 - 59 days
56 9,804,097.00
All Groups
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
8/
1/
20
06
Balance ($)
30 - 59 days
08/22/2006 3:09 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Asset Backed Securities Corp., Asset Backed Securities Corp. Home Equity Loan Trust Series, OOMC 2006-HE5
Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
August 2006
Count
Balance ($)
30 - 59 days
26 4,255,716.42
Group 1
DELINQUENCY HISTORY REPORT - SIX MONTHS
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
8/
1/
20
06
Balance ($)
30 - 59 days
08/22/2006 3:09 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Asset Backed Securities Corp., Asset Backed Securities Corp. Home Equity Loan Trust Series, OOMC 2006-HE5
Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
August 2006
Count
Balance ($)
30 - 59 days
30 5,548,380.58
Group 2
DELINQUENCY HISTORY REPORT - SIX MONTHS
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
8/
1/
20
06
Balance ($)
30 - 59 days
08/22/2006 3:09 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Asset Backed Securities Corp., Asset Backed Securities Corp. Home Equity Loan Trust Series, OOMC 2006-HE5
Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
CPR / CDR HISTORY REPORT - SIX MONTHS
Group 1
Group 2
Total
Current
Percentage
Amount ($)
10.63%
3,849,023.70
9.20%
4,012,148.58
9.85%
7,861,172.28
Life CPR
Percentage
Amount ($)
10.63% 9.20% 9.85%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Group 2
Total
Current
Percentage
Amount ($)
0.00%
0.00
0.00%
0.00
0.00%
0.00
Life CDR
Percentage
Amount ($)
0.00% 0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
8/
1/
20
06
Group 1
Group 2
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
8/
1/
20
06
Group 1
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
8/
1/
20
06
Group 1
Group 2
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
8/
1/
20
06
Group 1
Group 2
Total
Amount ($)
08/22/2006 3:09 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Asset Backed Securities Corp., Asset Backed Securities Corp. Home Equity Loan Trust Series, OOMC 2006-HE5
Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
# None #
BANKRUPTCY LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
08/22/2006 3:09 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Asset Backed Securities Corp., Asset Backed Securities Corp. Home Equity Loan Trust Series, OOMC 2006-HE5
Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
# None #
FORECLOSURE LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
08/22/2006 3:09 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Asset Backed Securities Corp., Asset Backed Securities Corp. Home Equity Loan Trust Series, OOMC 2006-HE5
Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
# None #
REO LOAN DETAIL REPORT
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Total:
08/22/2006 3:09 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Asset Backed Securities Corp., Asset Backed Securities Corp. Home Equity Loan Trust Series, OOMC 2006-HE5
Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
15 3,842,041.00 3,838,691.36 0.00 412,932,112.60
GROUP 2
19 3,990,815.00 3,987,472.89 0.00 501,323,690.47
TOTAL:
34
7,832,856.00
7,826,164.25
0.00
0.93%
99.07%
1
0.80%
99.20%
2
Prepayment Liquidation Beginning Balance
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
581008614 275,000.00 274,809.59 274,809.59 0.00 0.00 0.00 Voluntary PIF 0.00 7.350%
8,078.00
871004529 325,000.00 324,596.65 324,596.65 0.00 0.00 0.00 Voluntary PIF 0.00 8.400%
0.00
871004550 163,500.00 163,266.13 163,266.13 0.00 0.00 0.00 Voluntary PIF 0.00 7.700%
5,031.31
151032783 336,000.00 335,842.55 335,842.55 0.00 0.00 0.00 Voluntary PIF 0.00 8.700%
0.00
151032785 238,000.00 237,823.84 237,823.84 0.00 0.00 0.00 Voluntary PIF 0.00 10.850%
0.00
151032933 164,500.00 164,405.18 164,405.18 0.00 0.00 0.00 Voluntary PIF 0.00 7.990%
0.00
331046276 482,400.00 481,962.20 481,962.20 0.00 0.00 0.00 Voluntary PIF 0.00 9.900%
0.00
381027853 324,000.00 323,554.84 323,554.84 0.00 0.00 0.00 Voluntary PIF 0.00 7.900%
0.00
211043295 197,250.00 197,006.85 197,006.85 0.00 0.00 0.00 Voluntary PIF 0.00 8.450%
0.00
511046769 104,000.00 103,923.85 103,923.85 0.00 0.00 0.00 Voluntary PIF 0.00 10.900%
1,039.62
161049121 360,000.00 359,784.89 359,784.89 0.00 0.00 0.00 Voluntary PIF 0.00 8.500%
0.00
371033276 167,031.00 166,893.29 166,893.29 0.00 0.00 0.00 Voluntary PIF 0.00 10.350%
6,911.54
551012853 141,210.00 141,014.24 141,014.24 0.00 0.00 0.00 Voluntary PIF 0.00 9.650%
0.00
631012646 306,150.00 305,807.26 305,807.26 0.00 0.00 0.00 Voluntary PIF 0.00 9.450%
11,565.28
631012797 258,000.00 258,000.00 258,000.00 0.00 0.00 0.00 Voluntary PIF 0.00 7.750%
7,998.00
Total:
15
3,842,041.00
3,838,691.36
0.00
3,838,691.36
0.00
0.00
0.00
40,623.75
GROUP 2
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
08/22/2006 3:09 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Asset Backed Securities Corp., Asset Backed Securities Corp. Home Equity Loan Trust Series, OOMC 2006-HE5
Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
GROUP 2
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
231077802 198,900.00 198,547.36 198,547.36 0.00 0.00 0.00 Voluntary PIF 0.00 7.950%
0.00
301004648 172,720.00 172,624.93 172,624.93 0.00 0.00 0.00 Voluntary PIF 0.00 8.150%
5,626.80
301004649 43,180.00 43,166.94 43,166.94 0.00 0.00 0.00 Voluntary PIF 0.00 11.750%
0.00
301004669 36,580.00 36,544.26 36,544.26 0.00 0.00 0.00 Voluntary PIF 0.00 13.750%
0.00
681011992 113,000.00 112,856.85 112,856.85 0.00 0.00 0.00 Voluntary PIF 0.00 8.300%
0.00
151033013 160,000.00 159,949.46 159,949.46 0.00 0.00 0.00 Voluntary PIF 0.00 10.150%
0.00
161047478 576,000.00 575,287.21 575,287.21 0.00 0.00 0.00 Voluntary PIF 0.00 8.550%
0.00
161047725 312,000.00 311,312.58 311,312.58 0.00 0.00 0.00 Voluntary PIF 0.00 7.150%
0.00
381027692 240,000.00 239,890.80 239,890.80 0.00 0.00 0.00 Voluntary PIF 0.00 8.800%
4,800.00
51064715 180,000.00 179,909.22 179,909.22 0.00 0.00 0.00 Voluntary PIF 0.00 8.450%
6,080.16
51064717 45,000.00 44,975.52 44,975.52 0.00 0.00 0.00 Voluntary PIF 0.00 12.250%
0.00
651018664 316,500.00 316,291.91 316,291.91 0.00 0.00 0.00 Voluntary PIF 0.00 8.100%
10,254.60
661015022 409,660.00 409,307.29 409,307.29 0.00 0.00 0.00 Voluntary PIF 0.00 6.750%
11,048.92
661015173 240,000.00 239,722.83 239,722.83 0.00 0.00 0.00 Voluntary PIF 0.00 8.750%
8,387.87
661015304 637,500.00 637,500.00 637,500.00 0.00 0.00 0.00 Voluntary PIF 0.00 7.250%
18,487.50
161048897 50,980.00 50,948.15 50,948.15 0.00 0.00 0.00 Voluntary PIF 0.00 11.625%
0.00
161049122 90,000.00 89,895.62 89,895.62 0.00 0.00 0.00 Voluntary PIF 0.00 13.150%
0.00
231081431 76,795.00 76,776.42 76,776.42 0.00 0.00 0.00 Voluntary PIF 0.00 12.750%
0.00
621016261 92,000.00 91,965.54 91,965.54 0.00 0.00 0.00 Voluntary PIF 0.00 13.900%
5,114.01
Total:
19
3,990,815.00
3,987,472.89
0.00
3,987,472.89
0.00
0.00
0.00
69,799.86
08/22/2006 3:09 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Asset Backed Securities Corp., Asset Backed Securities Corp. Home Equity Loan Trust Series, OOMC 2006-HE5
Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
Loan Detail Report
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
08/22/2006 3:09 pm

Distribution Date: Aug 25, 2006
DISTRIBUTION PACKAGE
Asset Backed Securities Corp., Asset Backed Securities Corp. Home Equity Loan Trust Series, OOMC 2006-HE5
Contact:
Susan Burdick
Account Administrator
651-495-3840
susan.burdick@usbank.com
Loan Detail Report
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material breaches.
MATERIAL BREACHES LOAN DETAIL REPORT
08/22/2006 3:09 pm